Consolidated cash flow statements (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement [line items]
Income taxes (paid)/refund	$ (2,299)	$ (3,325)
Income taxes refund/(paid), classified as operating activities	(2,111)	(2,454)
Discontinued operations [member]
Statement [line items]
Income taxes (paid)/refund, classified as investing activities	$ (188)	(965)
Income taxes refund/(paid), classified as operating activities		$ 94